Note 4 - Property and Equipment, net (Details) - Property and Equipment, Net (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Property and Equipment, Net [Abstract]
Construction in progress	$ 789	$ 1,236
Computer equipment	13,197	11,042
Machinery and equipment	99	125
Office furniture and store fixtures	18,145	20,190
Leasehold improvements	52,275	55,371
Building	7,559	7,559
Land	500	500
	92,564	96,023
Less: accumulated depreciation and amortization	(56,457)	(53,435)
	$ 36,107	$ 42,588